Operating Leases - Summary of Supplemental Information Related to Group's Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Cost [Abstract]
Cash paid for operating leases	¥ 94,641	¥ 70,458	¥ 46,990